UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file Number 811-05276
Value Line Funds Variable Trust
(Exact name of registrant as specified in charter)
7 Times Square, New York, N.Y. 10036
(Address of principal executive offices) (Zip Code)
Registrant’s telephone number, including area code: 212-907-1900
Date of fiscal year end: December 31
Date of reporting period: June 30, 2015

Item I.   Reports to Stockholders.
A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/15 is included with this Form.

■ Value Line VIP Equity Advantage Fund,
a series of Value Line Funds Variable Trust (Unaudited)
Semiannual Report To Contractowners

Cynthia Starke,
Portfolio Manager
Objective:
Capital Appreciation
Inception Date:
January 1, 2015
Net Assets at
June 30, 2015:
$421,374

An Update from Fund Management (Unaudited)
PRESIDENT’S LETTER
Dear Shareholders:
We are pleased to present you with this semi-annual report for Value Line VIP Equity Advantage Fund (the “Fund”), a series of Value Line Funds Variable Trust, for the six months ended June 30, 2015.
The semi-annual period was a rewarding one for the Fund, as it significantly outpaced its benchmark index, the First Trust Equity Closed-End Fund Total Return Price Index1, during its first six months of operation. Based on a proprietary multi-factor model that incorporates an array of selection criteria to guide the Fund’s portfolio composition, we have built an actively managed equity portfolio comprised generally of 30 to 35 closed-end funds that are primarily purchased at discounts to their net asset value. The underlying closed-end funds are managed by some of the industry’s most highly regarded asset management firms.
On the following pages, the Fund’s portfolio manager discusses the management of the Fund during the semi-annual period. The discussion highlights key factors influencing recent performance of the Fund. You will also find a schedule of investments and financial statements for the Fund.
Before reviewing the performance of your mutual fund investment, we encourage you to take a brief look at the major factors affecting the financial markets over the six months ended June 30, 2015, especially given the newsworthy events of the semi-annual period.
Economic Review
U.S. real Gross Domestic Product (GDP) got off to a slow start in 2015, contracting at a 0.2% annualized rate from January through March. This was a significant deceleration from the 2.2% pace of U.S. economic growth seen in the fourth quarter of 2014. The contraction in first quarter GDP was largely a reflection of weak consumer spending in part due to harsh winter weather and in part due to mixed employment data. A sharp drop in exports due to the strong U.S. dollar and a labor strike in west coast ports also contributed to weak first quarter economic growth. While the final GDP numbers for the second quarter of 2015 have not yet been reported as of this writing, most expect modest positive growth as many of the driving forces of first quarter weakness were widely viewed as temporary.
On the positive side, U.S. unemployment declined from 5.6% at year-end 2014 to 5.3% in June 2015. Despite the declining unemployment rate, the labor picture was not uniformly positive. Job creation slowed toward the end of the semi-annual period, and the labor force participation rate edged down slightly. These mixed labor results contributed to lackluster retail sales, as consumers spent conservatively.
As would be expected in this period of relatively slow economic growth, inflationary pressures remained modest. Consumer prices remained in check, with the headline Consumer Price Index (CPI) rising just 0.1% year over year before seasonal adjustment as of June 2015. This was the first 12-month increase in CPI since December 2014. Core inflation, which excludes food and energy and which is the price measure tied to consumer spending watched most closely by the Federal Reserve (the Fed), was up 1.8% in June 2015 from a year earlier. Notably, while the food segment of the CPI increased 1.8% during the 12 months ended June 2015, the energy segment of the CPI, despite rising in the months of May and June 2015, declined 15.0% over the same 12-month span.
The Fed continued to monitor inflation, as well as unemployment and other key market data, still looking for signs of inflation heading toward its desired 2% target. Inflationary pressures could be re-kindled should wage pressures build from declining unemployment. However,

About information in this report:
•
It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund,
a series of Value Line Funds Variable Trust (Unaudited)
Semiannual Report To Contractowners

through June 2015, the Fed left the targeted federal funds rate unchanged near zero. At its June 2015 meeting, the Fed hinted that U.S. rates were still on track to increase later this year, though a shift lower in Fed officials’ economic growth and inflation forecasts signaled a potential delay, extending forecasts for an initial rate hike to late 2015. Fed Chair Janet Yellen maintained a cautious tone at the Fed’s press conference, noting the Fed would raise short-term interest rates only gradually, with the precise timing of  “lift off,” or its first rate hike, heavily dependent on data and developments.
Equity Market Review
U.S. equities, as measured by the S&P 500® Index2, gained 1.23% during the six months ended June 30, 2015. While representing the S&P 500® Index’s weakest first-half performance since 2010, the modest gain still marked ten consecutive calendar quarters of positive returns for the broad U.S. equity market. The S&P 500® Index was volatile but showed its resiliency despite a backdrop of modest global economic growth, a contraction in the U.S. economy during the first calendar quarter, a potential Greek exit from the euro, and both an economic slowdown and equity market retreat in China. The U.S. equity market found support from the low interest rate environment and generally improving economic data, including a drop in the national unemployment rate and a better housing market, among other factors. Throughout, the U.S. equity market focused on the timing of the first interest rate increase by the Fed.
Given these oppositional and somewhat cloudy market forces, sector performance within the S&P 500® Index was widely divergent during the semi-annual period, with five sectors posting positive returns and five posting negative returns. Growth-oriented stocks were favored.
Utilities was the worst performing sector in the S&P 500® Index during the semi-annual period. The utilities sector tends to be highly interest rate sensitive, and thus the sector sold off sharply as the 10-year U.S. Treasury yield climbed and in anticipation of a Fed interest rate hike at some point in 2015. The energy sector also declined—based primarily on crude oil price weakness early in 2015.
Conversely, market participants perceived the combination of lower energy prices, better employment prospects and an improving housing market as beneficial for consumers. In anticipation of increasing consumption, the consumer discretionary sector performed especially well during the semi-annual period. Health care was the best performing sector in the S&P 500® Index during the semi-annual period, benefiting from healthy business fundamentals and an increase in mergers and acquisitions.
* * *
We thank you for trusting us to be a part of your long-term, comprehensive investment strategy. We appreciate your confidence in the Value Line Funds and look forward to serving your investment needs in the years ahead just as we have been helping to secure generations’ financial futures for more than 60 years—based on solid fundamentals, sound investment principles and the power of disciplined and rigorous analytics. If you have any questions or would like additional information, we invite you to contact your investment representative or visit www.guardianinvestor.com.
Sincerely,

Mitchell Appel
President of the Value Line Funds
Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objective, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus.
The Value Line Funds are distributed by EULAV Securities LLC.

The First Trust Equity Closed-End Fund Total Return Price Index is a capitalization weighted index designed to provide abroad representation of the equity based closed-end fund universe. The equity based closed-end fund market is comprised of the following sectors; U.S. global, international, country, emerging market, commodities, preferreds, REITs, covered calls, sector specific, tax-advantaged, MLP, and hybrid funds.

2
The S&P 500® Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund,
a series of Value Line Funds Variable Trust (Unaudited)
Semiannual Report To Contractowners

INVESTMENT OBJECTIVE AND STRATEGY (condensed)
Value Line VIP Equity Advantage Fund’s investment objective is capital appreciation. Current income is a secondary investment objective. The Fund primarily invests in a diversified basket of U.S. closed-end funds, which EULAV Asset Management (the “Adviser”) believes offer opportunities for growth and dividend income. Because the Fund invests primarily in closed-end funds and to a lesser extent ETFs, the Fund is similar in nature to a fund of funds. However, unlike a fund of funds that allocates its assets based on the perceived ability of the advisers to the underlying funds, the Adviser actively manages the Fund’s portfolio among the underlying closed-end funds based on its proprietary model, research and analysis of the market and the investment merit of the underlying closed-end funds themselves. The Fund invests in closed-end funds that primarily invest in equity and dividend income-producing securities.
Manager Discussion of Fund Performance
Below, Value Line VIP Equity Advantage Fund portfolio manager Cynthia Starke discusses the Fund’s performance and positioning for the six months ended June 30, 2015.
How did the Fund perform during the semi-annual period?
The Fund generated a total return of  -0.80% during the six months ended June 30, 2015. This compares to the -2.10% return of the Fund’s benchmark, the First Trust Equity Closed-End Fund Total Return Price Index (the “First Trust Index”), during the same period.
On average, during the semi-annual period, the Fund’s weighted average discount to net asset value (“NAV”) was 9.8%, and its average distribution yield was 7.9%. This compares to the First Trust Index’s average discount to NAV of 7.1% and average distribution yield of 8.0% during the same period.
What were the most significant economic and market forces that influenced the equity closed-end fund market during the semi-annual period?
The six-month period ended June 30, 2015 was a volatile one for closed-end fund investors. It was also a period that demonstrated how, at times, a closed-end fund’s performance may diverge from the performance of either its underlying equity holdings or its NAV. As discussed in this report’s Equity Market Review, the S&P 500® Index rose, albeit modestly, during the semi-annual period. Despite some turbulence from renewed fears of a Greek exit from the euro, an economic slowdown and stock market correction in China, a strong U.S. dollar and its impact on multinationals’ businesses, U.S. equities were resilient — likely the result of an economy that did improve.
However, even with the positive performance in the S&P 500® Index, the overall equity closed-end fund market sold off, and performance varied greatly by sector and by geography. Closed-end funds with exposure to interest-rate sensitive sectors, such as real estate and utilities, were negatively impacted and saw discounts to NAVs widen. Even more hard hit were closed-end funds with exposure to lower commodity prices, especially energy. According to Morningstar data for the first half of 2015, the average energy master limited partnership closed-end fund saw its NAV drop 9.38%, while its share price decreased 13.50%. Further, the average equity energy closed-end fund saw its NAV drop 8.58%, while its share price fell 10.64%. Indeed, for the semi-annual period, these two segments of the closed-end fund market were the worst performers. Conversely, top performing closed-end fund categories during the semi-annual period included Japan equities and health care.
What key factors were responsible for the Fund’s performance during the six-month reporting period?
The Fund’s outperformance of the First Trust Index can be attributed primarily to sector allocation decisions. Via its underlying closed-end funds, the Fund benefited primarily from its relatively smaller allocation to the energy sector. The Fund also was helped by its smaller exposure than the First Trust Index to utilities, via its underlying closed-end funds, and its comparatively greater exposure to the stronger performing consumer discretionary sector.
Did the Fund’s proprietary model favor certain types of equity closed-end funds during the reporting period?
The Fund’s proprietary model favored energy, real estate and global closed-end funds during the reporting period. The Fund’s model ranks all equity closed-end funds according to a number of proprietary factors, including both technical and valuation-driven criteria. Discounts to NAV relative to a closed-end fund’s one-year average discount to NAV play an important role in the model’s quantitative selection process.

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund,
a series of Value Line Funds Variable Trust (Unaudited)
Semiannual Report To Contractowners

Did qualitative allocation decisions help or hurt the Fund’s performance during the reporting period?
Qualitative allocation decisions helped the Fund’s performance. The Fund outperformed both the Value Line quantitative model and the First Trust Index during the reporting period. We made qualitative decisions to increase the Fund’s exposure to health care and broad-based equity closed-end funds and to decrease its exposure to energy, real estate and international closed-end funds. These decisions had a net positive effect on relative results.
Which equity market sectors most significantly affected Fund performance when looking at the closed-end funds underlying holdings?
Via underlying closed-end funds, energy, utilities and consumer discretionary were the top positive contributors to the Fund’s relative performance. Energy closed-end funds were the weakest performers, as demand waned and sent discounts to NAVs wider. Energy stocks were also among the worst performers in the S&P 500® Index. As the Fund was underweighted to and achieved effective selection within the energy closed-end funds category, it proved to be a top contributor. Similarly, the Fund’s underweighted position in and effective selection within the utilities closed-end funds category added value. Impacted by the rise in long-term interest rates, which made their yields less attractive, utilities stocks were by far the worst performers in the S&P 500® Index during the semi-annual period. Via underlying closed-end funds, the Fund’s overweighted exposure to the consumer discretionary sector boosted relative results.
Partially offsetting these positive contributors was exposure to the financials, materials and telecommunication services sectors, via underlying closed-end fund holdings.
Which underlying funds contributed most to the Fund’s relative results?
The closed-end funds that made the most positive contribution to the Fund’s return during the semi-annual period were positions in John Hancock Financial Opportunities Fund, Tortoise Energy Independence Fund and Japan Smaller Capitalization Fund.
Which underlying funds detracted significantly from the Fund’s performance during the semi-annual period?
The closed-end funds that detracted most from the Fund’s performance during the semi-annual period were positions in ClearBridge Energy MLP Opportunity Fund, Gabelli Dividend & Income Trust and BlackRock Utility and Infrastructure Trust.
Did the Fund invest in other investments, other than closed-end funds, during the reporting period?
No, the Fund was invested only in equity closed-end funds during the reporting period.
How did the Fund use derivatives and similar instruments during the reporting period?
The Fund did not use derivatives during the reporting period.
Did the Fund make any significant purchases or sales?
Given the Fund’s launch on January 1, 2015, it was not so much a time of making changes but rather of building the Fund’s portfolio.
Were there any notable changes in the Fund’s weightings during the six-month period?
Since the Fund was launched on January 1, 2015, it was not a matter of making changes but rather of building the portfolio. That said, from the start of the semi-annual period on January 1, 2015 to its end on June 30, 2015, we decreased the Fund’s exposure to the energy and real estate categories of closed-end funds and increased its weightings in the information technology and health care closed-end fund categories.
How was the Fund positioned relative to its benchmark index at the end of June 2015?
As of June 30, 2015, the Fund owned 35 closed-end funds, individually weighted within a range of 1.4% to 4.5% of total net assets. This compares to the First Trust Index, which owned 178 closed-end funds with weightings within a range of 0.3% to 1.8% of total net assets.

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund,
a series of Value Line Funds Variable Trust (Unaudited)
Semiannual Report To Contractowners

What is your tactical view and strategy for the months ahead?
As we look to the second half of 2015, we intend to carefully monitor expected and real changes in commodity prices, interest rates and the overall macroeconomic environment, as these will likely continue to influence the performance of the equity closed-end fund market and the equity market broadly going forward. Our analysis of these factors guide us in our qualitative and sector allocation decision-making processes, implemented as a way to seek to enhance the results of our proprietary multi-factor quantitative equity closed-end fund model.
Top Ten Holdings (As of 6/30/2015) (Unaudited)
Company	Percentage of Total Net Assets
Liberty All Star Equity Fund	4.60%
Nuveen Dow 30sm Dynamic Overwrite Fund	4.58%
Eaton Vance Risk-Managed Diversified Equity Income Fund	4.55%
General American Investors Co., Inc.	4.55%
Eaton Vance Tax-Advantaged Dividend Income Fund	4.52%
Gabelli Equity Trust, Inc.	4.52%
Nuveen NASDAQ 100 Dynamic Overwrite Fund	4.51%
Eaton Vance Tax-Managed Diversified Equity Income Fund	4.28%
Tekla Life Sciences Investors	3.75%
Gabelli Dividend & Income Trust (The)	3.61%
Asset Class Allocation* (Percentage of Investment Securities)	Portfolio Composition at June 30, 2015: (Percentage of Investment Securities)

*Asset class allocation is prepared by the Adviser using public information most readily available and is an estimate based on such information.
Average Annual Total Returns (For periods ended 6/30/2015) (Unaudited)
	Year to Date (not annualized)	Since Inception 1/1/2015
Value Line VIP Equity Advantage Fund	-0.80%	-0.80%
First Trust Equity Closed End Total Return Price Index	-2.10%	-2.10%
All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call (800) 221-3253 or visit www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund
Semiannual Report To Contractowners

Fund Expenses (Unaudited)
By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example below is based on an investment of  $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.
	Beginning Account Value January 1, 2015(1)	Ending Account Value June 30, 2015	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000.00	992.00	8.45	1.75%
Hypothetical (5% return before expenses)	$1,000.00	1,015.76	8.55	1.75%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal one-half year). This expense ratio may differ from the expense ratio shown in the financial highlights.

(1)
The Fund commenced operations on January 1, 2015.

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund

Schedule of Investments
June 30, 2015 (Unaudited)
Shares		Value
Closed End Funds — 102.1%
1,300	Alpine Global Premier Properties Fund	$8,411
1,240	Alpine Total Dynamic Dividend Fund	10,714
1,275	BlackRock Resources & Commodities Strategy Trust	11,628
857	BlackRock Science & Technology Trust	15,126
735	BlackRock Utility and Infrastructure Trust	13,340
1,258	CBRE Clarion Global Real Estate Income Fund	10,014
425	ClearBridge Energy MLP Fund, Inc.	9,886
480	ClearBridge Energy MLP Opportunity Fund, Inc.	8,986
450	ClearBridge Energy MLP Total Return Fund, Inc.	8,226
567	Cohen & Steers Infrastructure Fund, Inc.	11,918
1,050	Cohen & Steers Quality Income Realty Fund, Inc.	11,224
1,775	Eaton Vance Risk-Managed Diversified Equity Income Fund	19,188
962	Eaton Vance Tax-Advantaged Dividend Income Fund	19,048
1,588	Eaton Vance Tax-Managed Diversified Equity Income Fund	18,056
575	First Trust New Opportunities MLP and Energy Fund	9,028
730	Gabelli Dividend & Income Trust (The)	15,199
3,040	Gabelli Equity Trust, Inc.	19,030
1,950	GAMCO Global Gold Natural Resources & Income Trust	12,694
550	General American Investors Co., Inc.	19,156
270	India Fund, Inc. (The)	7,152
370	John Hancock Financial Opportunities Fund	10,064
Shares		Value
3,370	Liberty All Star Equity Fund	$19,377
200	Morgan Stanley China A Share Fund, Inc.	6,784
250	Morgan Stanley India Investment Fund, Inc.*	6,865
1,300	Nuveen Dow 30sm Dynamic Overwrite Fund	19,305
1,030	Nuveen NASDAQ 100 Dynamic Overwrite Fund	19,003
885	Nuveen Real Estate Income Fund	9,036
432	Salient Midstream & MLP Fund	8,713
560	Tekla Life Sciences Investors	15,798
250	Templeton Dragon Fund, Inc.	6,200
265	Tortoise Energy Infrastructure Corp.	9,781
370	Tortoise MLP Fund, Inc.	7,859
1,505	Voya Global Equity Dividend and Premium Opportunity Fund	12,296
730	Voya Infrastructure Industrials and Materials Fund	10,673
1,495	Wells Fargo Advantage Global Dividend Opportunity Fund	10,345
Total Closed End Funds (Cost $449,770)		430,123
Short-Term Investment — 3.5%
Money Market Fund — 3.5%
14,643	State Street Institutional Liquid Reserves Fund	14,643
Total Short-Term Investments (Cost $14,643)		14,643
Total Investment Securities — 105.6% (Cost $464,413)		$444,766
Excess of Liabilities Over Cash and Other Assets — (5.6)%		(23,392)
Net Assets — 100.0%		$421,374
Net Asset Value Per Outstanding Share ($421,374 ÷ 42,468 shares outstanding)		$9.92
*
Non-income producing.

MLP
Master Limited Partnership.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2015 (See Note 1B):
Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed End Funds	$430,123	$—	$—	$430,123
Short-Term Investment	14,643	—	—	14,643
Total Investments in Securities	$444,766	$—	$—	$444,766

See Notes to Financial Statements.

■  Value Line VIP Equity Advantage Fund

Statement of Assets and Liabilities

At June 30, 2015 (Unaudited)

ASSETS:
Investment securities, at value (Cost – $464,413)	$444,766
Cash	629
Receivable from Adviser	6,180
Interest and dividends receivable	1,145
Total Assets	452,720
LIABILITIES:
Accrued expenses:
Directors’ fees and expenses	758
Other	30,588
Total Liabilities	31,346
Net Assets	$421,374
NET ASSETS CONSIST OF:
Additional paid-in capital	$429,330
Undistributed net investment income	8,250
Accumulated net realized gain on investments	3,441
Net unrealized appreciation (depreciation) of investments	(19,647)
Net Assets	$421,374
Net Asset Value Per Outstanding Share ($421,374 ÷ 42,468 shares outstanding)	$9.92

See Notes to Financial Statements.

■ Value Line VIP Equity Advantage Fund(1)

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$10,985
Interest	10
Total Income	10,995
Expenses:
Advisory fee	1,569
Service and distribution plan fees	628
Auditing and legal fees	7,840
Custodian fees	19,233
Directors’ fees and expenses	795
Insurance	415
Printing and postage	4,160
Transfer agent fees	2,063
Other	5,861
Total Expenses Before Fees Waived and Expenses Reimbursed (See Note 5)	42,564
Less: Service and Distribution Plan Fees Waived	(628)
Less: Advisory Fees Waived and Expenses Reimbursed	(39,191)
Net Expenses	2,745
Net Investment Income	8,250
Net Realized and Unrealized Gain/(Loss) on:
Net Realized Gain/(Loss) From:
Investments	3,441
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments	(19,647)
Net Gain/(Loss) on Investments	(16,206)
Decrease in Net Assets from Operations	$(7,956)

(1)
The Fund commenced operations on January 1, 2015.

See Notes to Financial Statements.

■ Value Line VIP Equity Advantage Fund

Statement of Changes in Net Assets

January 1, 2015(1) to June 30, 2015 (unaudited)
Operations:
Net investment income	$8,250
Net realized gain on investments	3,441
Change in net unrealized appreciation/(depreciation) on investments	(19,647)
Net decrease in net assets from operations	(7,956)
Share Transactions:
Proceeds from sale of fund shares	429,340
Cost of fund shares redeemed	(10)
Net increase in net assets from fund share transactions	429,330
Total increase in net assets	421,374
NET ASSETS:
Beginning of period	—
End of period	$421,374
Undistributed net investment income included in net assets, at end of period	$8,250

(1)
Commencement of operations.

See Notes to Financial Statements.

■ Value Line VIP Equity Advantage Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
January 1, 2015(1) to June 30, 2015 (unaudited)
Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment income	0.19
Net losses on securities (both realized and unrealized)	(0.27)
Total from investment operations	(0.08)
Net asset value, end of period	$9.92
Total return*(2)	(0.80)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$421
Ratio of gross expenses to average net assets(3)(4)	27.21%
Ratio of net expenses to average net assets(3)(5)	1.75%
Ratio of net investment income to average net assets(3)	5.27%
Portfolio turnover rate(2)	57%
*
Total returns do not reflect the effects of charges deducted under the terms of Guardian Insurance and Annuity Company, Inc.’s (GIAC) variable contracts. Including such charges would reduce the total returns.

(1)
Commencement of operations.

(2)
Not annualized.

(3)
Annualized.

(4)
Ratio reflects expenses grossed up for the reimbursement by the Adviser and Distributor of certain expenses incurred by the Fund.

(5)
Ratio reflects expenses net of the reimbursement by the Adviser and Distributor of certain expenses incurred by the Fund.

See Notes to Financial Statements.

■ Value Line VIP Equity Advantage Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

1.
Significant Accounting Policies

Value Line VIP Equity Advantage Fund (the “Fund”), a series of Value Line Funds Variable Trust (the “Trust”), is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. Value Line VIP Equity Advantage Fund seeks to achieve capital appreciation; current income being a secondary objective, by primarily investing in a diversified basket of U.S. closed-end funds, which Eulav Asset Management (the “Adviser”) believes offer opportunities for growth and dividend income. To a lesser extent, the Fund invests in exchange traded funds or “ETFs” and preferred stocks. The Fund part of the Value Line Family of Funds (the “Value Line Funds”), a family of 12 mutual funds that include a wide range of solutions designed to meet virtually any investment goal and consists of a variety of equity, fixed income and hybrid funds.
The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value (“NAV”) is being determined. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates fair value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.
Investments in shares of open-end and closed-end mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading on the NYSE (usually 4:00 P.M. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing the Fund’s total net assets by the Fund’s total number of shares outstanding at the time of calculation.
The Board of Directors (the “Board”) has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Adviser. A valuation committee (the “Valuation Committee”) was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.
(B) Fair Value Measurements: Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•
Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•
Level 3 — Inputs that are unobservable.

■ Value Line VIP Equity Advantage Fund

Notes to Financial Statements (Continued)

June 30, 2015 (unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.
For the six months ended June 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.
The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.
The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
For the six months ended June 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.
(C) Federal Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its net investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.
(D) Dividends and Distributions: It is the Fund’s policy to distribute annually to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board.
(E) Securities Transactions and Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first in first out convention (“FIFO”). Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.
(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.
(G) Offering Expenses: The Adviser, on behalf of Value Line VIP Equity Advantage Fund, has agreed to incur all of the Fund’s organizational expenses and certain offering costs. Other offering costs borne by the Fund will be accounted for as a deferred charge until operations begin and thereafter be amortized over 12 months on a straight line basis.
(H) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in the financial statements.

■ Value Line VIP Equity Advantage Fund

Notes to Financial Statements (Continued)

June 30, 2015 (unaudited)

2.
Fund Share Transactions, Dividends and Distributions

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Fund were as follows:
January 1, 2015(1) to June 30, 2015 (unaudited)
Shares sold	42,469
Shares issued to shareholders in reinvestment of dividends and distributions	0
Shares redeemed	(1)
Net increase	42,468

(1)
Commencement of operations.

3.
Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:
Six Months Ended June 30, 2015(1) (unaudited)
PURCHASES:
Investment Securities	$642,803
SALES:
Investment Securities	$196,474

(1)
Commencement of operations.

4.
Income Taxes

At June 30, 2015, information on the tax components of capital is as follows:
Cost of investments for tax purposes	$464,413
Gross tax unrealized appreciation	$2,379
Gross tax unrealized depreciation	(22,026)
Net tax unrealized depreciation on investments	($19,647)

5.
Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

Advisory fees of $1,569 were paid or payable to the Adviser for the six months ended June 30, 2015. This was computed at an annual rate of 1.00% of the average daily net assets of Value Line VIP Equity Advantage Fund, during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board, to act as officers and employees of the Fund and pays their salaries.
The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended June 30, 2015, fees amounting to $628, before fee waivers, were accrued under the Plan for Value Line VIP Equity Advantage Fund.

■ Value Line VIP Equity Advantage Fund

Notes to Financial Statements (Continued)

June 30, 2015 (unaudited)

Effective January 1, 2015, the Adviser and Distributor have contractually agreed to waive a portion of their advisory and Rule 12b-1 fees and the Adviser has further agreed to reimburse certain expenses of the Value Line VIP Equity Advantage Fund to the extent necessary to limit Value Line VIP Equity Advantage Fund’s total annual operating expenses (other than those attributable to Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.75% of the Value Line VIP Equity Advantage Fund’s average daily net assets (the “Expense Limitation”). The Adviser and the Distributor may subsequently recover from Value Line VIP Equity Advantage Fund reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2016 only with the agreement of the Board of the Fund. For the six months ended June 30, 2015, the Adviser waived fees of  $1,569, reimbursed expenses of  $37,622 and the Distributor waived fees of  $628. As of June 30, 2015, amounts of  $39,191 and $628 are subject to recovery by the Adviser and Distributor, respectively.
The Fund has a Sub-Transfer Agent Plan (the “sub TA plan”) which compensates financial intermediaries like GIAC as the sponsor insurance company that provide sub-transfer agency and related services to investors that hold their Fund shares in omnibus accounts maintained by the financial intermediaries with the Fund. The sub-transfer agency fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is equal to the lower of  (i) the aggregate amount of additional transfer agency fees and expenses that the Fund would otherwise pay to the transfer agent if each subaccount in the omnibus account maintained by the financial intermediary with the Fund were a direct account with the Fund and (ii) the amount by which the fees charged by the financial intermediary for including the Fund on its platform and providing shareholder, sub-transfer agency and related services exceed the amount paid under the Fund’s Plan with respect to the Fund’s assets attributable to shares held by the financial intermediary in the omnibus account. In addition, the amount of sub-transfer agency fees payable by the Fund to all financial intermediaries in the aggregate is subject to a maximum cap of 0.05% of the Fund’s average daily net assets. If the sub-transfer agency fee is paid to financial intermediaries indirectly via the Distributor, the Distributor does not retain any amount thereof and such fee otherwise reduces the amount that the Distributor is contractually obligated to pay to the financial intermediary. For the six months ended June 30, 2015, no fees were paid under the sub TA plan.
Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.
6.
New Accounting Pronouncements

In May 2015, the Financial Accounting Standards (“FASB”) issued ASU 2015-07 entitled Fair Value Measurement (Topic 820) — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) which is intended to address the diversity in practice of how investments measured at the fair value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. At this time, management is evaluating the implications of ASU 2015-07 and its impact to financial statements.

■ Value Line VIP Equity Advantage Fund

FACTORS CONSIDERED BY THE BOARD IN APPROVAL
OF THE INVESTMENT ADVISORY AGREEMENT
FOR VALUE LINE VIP EQUITY ADVANTAGE FUND
The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees, including a majority of Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), of the Value Line Funds Variable Trust (the “Trust”) to approve with respect to the Value Line VIP Equity Advantage Fund (the “Fund”), a series of the Trust, the Fund’s investment advisory agreement (the “Agreement”) with EULAV Asset Management (the “Adviser”) for an initial term of not more than two years (and annually thereafter).
In considering whether the Agreement was in the best interests of the Fund and its shareholders, the Board requested, and the Adviser provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings throughout the preceding year, including the meeting specifically focused upon the approval of the Agreement, the Independent Trustees met in executive sessions separately from the non-Independent Trustee of the Fund and any officers of the Adviser1. In selecting the Adviser and approving the Agreement, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees.
Both in the meeting specifically focused upon the approval of the Agreement and at other meetings, the Board, including the Independent Trustees, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information regarding: (i) the services and support to be provided to the Fund and its shareholders by the Adviser; (ii) the investment process, investment restrictions, and valuation procedures for the Fund; (iii) compliance reports and background concerning the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust; (v) information on relevant developments in the mutual fund industry and the general investment outlook in the markets in which the Fund intends to invests; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser to be involved with the Fund, their background, professional skills and accomplishments; (viii) comparative expense information for other mutual funds that are similar to the Fund, including comparisons to a peer group of funds, described in greater detail below, as classified and prepared by Lipper Inc., an independent evaluation service (“Lipper”); (ix) the proposed arrangements with respect to the distribution of the Fund’s shares; (x) the proposed allocation and cost of the Fund’s brokerage (none of which is expected to be effected through any affiliate of the Adviser, including EULAV Securities LLC (the “Distributor”)); and (xi) the overall nature, quality and extent of services to be provided by the Adviser.
As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s expected services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees reviewed information, which included data comparing: (i) the Fund’s management fee, administrator fee, transfer agent, sub-transfer agency and custodian fees, and other non-management expenses, to those incurred by a peer group of funds consisting of the Fund and the following retail no-load open-end institutional fund of funds and fund of ETFs as selected objectively by Lipper: one equity income open-end fund, three flexible portfolio funds, one specialty diversified equity fund, and one alternative global macro fund (“Expense Group”), and a peer group of funds consisting of the Expense Group and all other institutional equity income, flexible portfolio, specialty diversified equity, and alternative global macro fund of funds and fund of ETFs (excluding outliers), as selected objectively by Lipper (“Expense Universe”), (ii) the Fund’s Rule 12b-1 fee to those incurred by funds with Rule 12b-1 fees in the variable annuity space (the “12b-1 Group”) and (iii) the Fund’s anticipated expense ratio to those of its Expense Group and Expense Universe.
In their executive session, the Independent Trustees also reviewed information regarding: (a) the financial results and condition of the Adviser and the Distributor and their anticipated profitability from the services to be performed for the Fund and other funds advised by the Adviser (the “Value Line Funds”); (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-to-day management of the Adviser; and (d) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the 12b-1 Group to prepare its information. The Board observed that there is a range of insurance companies from which persons

1
In addition to serving with respect to the Fund, the Board serves in the same capacity with respect to the other Value Line mutual funds. While the Fund is recently organized, the Board’s familiarity with the Adviser and the other Value Line mutual funds, including a retail Value Line mutual fund that will follow an investment program similar to that of the Fund, assisted the Board in its considerations.

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund

may purchase variable insurance products as well as investment options available to prospective shareholders of the Fund, including other mutual funds underlying their variable insurance product, and that the Fund’s shareholders will make the decision to invest in the Fund as well as to purchase the variable insurance product in which the Fund is an investment option from their insurance company.
The following summarizes matters considered by the Board in connection with its approval of the Agreement. However, the Board did not identify any single factor as all-important or controlling, each Trustee may have weighed certain factors differently, and the summary does not detail all the matters that were considered.
Investment Performance.   No performance or other historical information for the Fund was available from the Adviser, since the Fund had not yet commenced operations and there were no existing Value Line Funds, or other funds or accounts managed by the Adviser, with the same investment style as the Fund that had commenced investment operations. One Value Line mutual fund that will be available to retail investors follows the same investment program as the Fund, but that other fund has not yet commenced investment operations.
Personnel and Methods.   The Board reviewed the background of the portfolio manager and other investment personnel at the Adviser that will be responsible for the daily management of the Fund’s portfolio, exercising investment discretion in seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategies. The Independent Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board viewed favorably: (i) the Adviser’s use of analytic tools in support of the portfolio management, compliance and shareholder relation functions which the Adviser previously committed resources to acquire and (ii) the low turnover of the Adviser’s staff attributable in part to its actions taken to attract and retain personnel, including its ongoing improvements to employee benefit programs and previous increases in base compensation and merit-based compensation for certain staff members to be more industry competitive. The Board recognized that the Adviser intends to engage a data provider to assist it with respect to the closed-end fund industry. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser has investment management capabilities and personnel essential to performing its duties under the Agreement.
Management Fee and Expenses.   The Board considered the Adviser’s management fee under the Agreement relative to the management fee applicable to the funds in the Expense Group and Expense Universe, both before and after applicable fee waivers and expense reimbursements. Before giving effect to fee waivers and expense reimbursements applicable to certain funds in the Expense Group, the Board noted that the Fund’s management fee rate was lower than the median management fee rate of the Expense Group. After giving effect to fee waivers and expense reimbursements applicable to certain funds, the Board also noted that the Fund’s management fee rate was slightly lower than the median management fee rate of the Expense Universe and the same as that of the Expense Group. The Board concluded that the Fund’s management fee rate was satisfactory for the purpose of approving the Agreement for an initial term.
The Board also considered the Fund’s projected total expense ratio relative to its Expense Group, Expense Universe and 12b-1 Group. The Adviser, the Distributor, and the Board agreed to contractually limit the Fund’s total annual operating expenses (other than those attributable to acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.75% of the Fund’s average daily net assets during the period ending June 30, 2016 pursuant to an Expense Limitation Agreement. Under the Expense Limitation Agreement, fees are waived first by the Adviser up to the total fee payable under the Agreement. Fees are then waived by the Distributor, up to the total amount payable under the Fund’s Rule 12b-1 Plan. Any additional reimbursement necessary to limit the Fund’s total operating expenses (subject to the exclusions noted above) to an annualized rate of 1.75% is paid by the Adviser. The Expense Limitation Agreement provides that the Adviser and the Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Fund’s total operating expenses (subject to the exclusions noted above) fall below an annualized rate of 1.75%. The fee waivers and expense reimbursements under the Expense Limitation Agreement can be terminated or modified before June 30, 2016 only with the approval of the Board. The Board noted that the Fund’s projected expense ratio was higher than that of the Expense Universe median and the Expense Group median, after giving effect to fee waivers and expense reimbursements applicable to the Fund and certain funds in the Expense Group and Universe. The Board was informed that the Expense Group and Expense Universe included funds that, unlike the Fund, did not have Rule 12b-1 fees in their fee structure. Accordingly, the Fund’s projected expense ratio would compare more favorably to the median expense ratio of the Expense Group and the Expense Universe if Rule 12b-1 fees were omitted from the comparison for all funds in the Expense Group and Expense Universe, including the Fund. The Board noted that, after excluding Rule 12b-1 fees and non-Rule 12b-1 service fees, the

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund

Fund’s projected expense ratio was higher than that of the Expense Universe median but the same as that of the Expense Group median, after giving effect to fee waivers and expense reimbursements applicable to the Fund and certain funds in the Expense Group and Universe. The Board separately reviewed the Fund’s proposed Rule 12b-1 fee to the 12b-1 fees incurred by other funds underlying variable insurance products, noting that the Fund’s Rule 12b-1 fee rate was higher than the median Rule 12b-1 fee rate of the 12b-1 Group. After a review of the information provided to the Board, the Board concluded that the average expense ratio was satisfactory for the purpose of approving the Agreement for the initial term.
Nature, Extent and Quality of Services.   The Board considered the nature, extent and quality of other services to be provided by the Adviser and the Distributor, and their commitment to maintaining that level of service. The Board considered the resources and effectiveness of the Adviser’s overall compliance program, as well as the services to be provided by the Distributor with respect to the other Value Line Funds. The Board viewed favorably the Adviser’s experience in managing registered investment companies and steps taken by the Adviser to enhance the portfolio management process of other Value Line Funds, including the investment of the Value Line Funds’ cash balances, the additional resources devoted by the Adviser to enhance its and the Value Line Funds’ overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with the Value Line Funds, such as a more robust website. The Board considered the Adviser’s proposed methods for assuring compliance with the Fund’s investment objectives and policies, for monitoring and testing best execution of the Fund’s transactions, for overseeing the Adviser’s trading in less liquid securities, and for voting proxies on behalf of the Fund. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services to be provided by the Adviser and the Distributor were satisfactory, reliable and beneficial to the Fund’s shareholders.
Profitability. Because the Fund had not yet commenced operations, the Board was unable to consider historical information about the profitability of the Fund to the Adviser. However, the Board considered the estimated level of profitability by reviewing projections of asset levels and estimated expenses for the Fund, as well as information about the historic profitability of the other Value Line Funds to the Adviser and the Distributor. The Board noted that the estimates and projections are speculative and do not guarantee any level of profits to the Adviser or the Distributor. The Adviser and the Distributor agreed to provide the Board with profitability information in connection with each future proposed continuance of the Agreement. Given the speculative nature of projections, the Board did not consider the estimated level of profitability of the Adviser and the Distributor with respect to the Fund a material factor in its decision making process, and recognized that the Adviser and the Distributor are estimated to not initially be profitable with respect to the Fund.
Other Benefits.   The Board also considered the character and amount of other direct and incidental benefits the Adviser and the Distributor could receive from their association with the Fund or the Trust. The Board concluded that potential “fall-out” benefits that the Adviser and the Distributor may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.
Economies of Scale.   The Board considered that, given the anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of break points to the fee structure was not currently necessary.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser.   The Board was informed by the Adviser that it does not currently manage any non-mutual fund account that has similar objectives and policies as those of the Fund. As discussed above, one Value Line mutual fund that will be available to retail investors follows the same investment program as the Fund, but that other fund has not yet commenced investment operations. The Board recognized that the combined management and advisory fee rate of that other fund is at the same level as the Fund’s advisory fee rate.
Conclusion.   The Board examined the totality of the information it was provided at the meeting specifically addressing approval of the Agreement and at other meetings held during the preceding year and did not identify any single controlling factor. Based on its evaluation of all material factors deemed relevant, in the exercise of its reasonable business judgment and with the advice of independent counsel, the Board concluded with respect to the Agreement separately that the rate at which the Fund will pay a fee pursuant to the Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that the Agreement and advisory fee rate thereunder, is fair and reasonable and voted to approve for the initial term the Agreement as in the best interest of the Fund and its shareholders.

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund

Form N-Q
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
 Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Item 5.   Audit Committee of Listed Registrants
Not Applicable.
Item 6.   Investments
Not Applicable
Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not Applicable
Item 8.   Portfolio Managers of Closed-End Management Investment Companies
Not Applicable
Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not Applicable
Item 10.   Submission of Matters to a Vote of Security Holders
Not Applicable
Item 11.   Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.   Exhibits.
(a)
(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
By	/s/ Mitchell E. Appel
Mitchell E. Appel, President
Date:	September 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer
By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer
Date:	September 10, 2015